Employee And Retiree Benefit Plans (Summary Of Components Of Net Periodic Benefit Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3,387	$ 4,210
Interest cost	2,715	4,249
Expected return on plan assets	(2,792)	(3,859)
Amortization of prior service cost (benefits)	53	90
Recognized actuarial loss	2,106	2,984
Net periodic benefit expense	5,469	7,674
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,250	1,529
Interest cost	967	1,442
Amortization of prior service cost (benefits)	(7)	(10)
Recognized actuarial loss	357	366
Net periodic benefit expense	$ 2,567	$ 3,327